Other expenses - Summary of Other Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Other Expenses [Abstract]
Legal and professional fees	₨ 2,066	$ 25	₨ 1,740	₨ 853
Corporate social responsibility	147	2	106	82
Travelling and conveyance	595	7	233	148
Lease rent relating to short term leases	46	1	10	22
Director's commission	67	1	35	15
Printing and stationery	7	0	3	3
Rates and taxes	465	6	385	235
Insurance	1,226	15	1,027	527
Operation and maintenance	5,528	67	4,929	3,935
Repair and maintenance	177	2	110	104
Loss on sale /damage of property plant and equipment	7	0	1	205
Bidding expenses	35	0	40	12
Advertising and sales promotion	118	1	48	30
Impairment of capital work in progress (refer Note 5)	190	2	129	39
Security charges	441	5	274	241
Communication costs	167	2	68	36
Impairment loss on assets of disposal group held for sale (refer Note 40)				408
Impairment of carbon credit	630	8
Impairment of inventory	32	0	75
Impairment allowances for financial assets	522	6	411	416
Liquidated damages	800	10
Miscellaneous expenses	370	4	301	271
Total	₨ 13,636	$ 166	₨ 9,925	₨ 7,582